Convertible Debentures - Additional Information (Detail) (USD $)	1 Months Ended						12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended			12 Months Ended			12 Months Ended			1 Months Ended
	Oct. 29, 2013	May 31, 2013	Mar. 26, 2013	Mar. 27, 2013	Dec. 18, 2012	Dec. 26, 2012	Dec. 31, 2013	Dec. 31, 2012	Jun. 03, 2008	May 27, 2013 Third And Final Installments	Dec. 31, 2013 Liquidated Damages	Mar. 27, 2013 First Installment	Apr. 29, 2013 Second Installment	May 31, 2013 CommonStock	Dec. 31, 2013 CommonStock	Dec. 31, 2012 Series A Warrant	Dec. 31, 2010 Series A Warrant	Dec. 31, 2012 Series B Warrant	Dec. 31, 2010 Series B Warrant	Nov. 26, 2012 8% Senior Convertible Debentures	Mar. 25, 2013 Debentures	Mar. 31, 2013 Debentures	Oct. 29, 2013 Debentures
Convertible Long Term Notes Payable [Line Items]
Notes interest rate																				8.00%
Aggregate principal amount of debt								$ 14,857,200												$ 14,857,200			$ 12,230,000
Initial exercise price of warrants									2.42							4.00	8.00	2.40	9.20
Number of shares called by warrants							47,983,752		196,189							6,190,500		6,190,500
Gross proceeds from issuance on convertible debt and warrant					14,900,000
Placement agent fees and other transaction related expenses					1,200,000
Total value of 2012 Series A & B warrants								12,430,524
Common stock issuable percentage																100.00%		150.00%
Registrable securities percentage						100.00%															80.00%
Warrant Term																18 months		18 months
Minimum subsequent equity financing							12,000,000
Registration payment arrangement default percentage of liquidated damages			2.00%	2.00%
Registration payment arrangement, maximum potential consideration						900,000
Per share conversion price for liquidated damages											$ 2.40
Issuance of common shares in lieu of liquidated damages (in dollars)		288,674					913,510			288,674		297,148	327,688		305
Debt instrument, Maturity date, Description																						November or December of 2015
Debt instrument, Interest rate, Effective percentage																						8.00%
Interest expense, debt							5,100,000
Amortization of debt discount (Premium)	10,600,000						14,900,000	500,000
Unpaid accrued interest							$ 1,187,433
Debt instrument convertible conversion price	$ 2.40
Shares issued, price per share							$ 2.40
Stock issued during period, shares, other	345,606						494,764
Stock Issued During Period Shares Issued For Cash										120,280		123,809	136,536	380,606	380,606
Stock Issued During Period Shares Conversion of Convertible Securities														345,606
Number of shares issued on conversion of 2012 debentures	6,530,154